Selected Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Results

	Quarter
	First	Second	Third	Fourth	Total
2017	(In thousands, except per share data)
Net revenues	$2,717,566	$2,652,134	$2,830,174	$2,597,605	$10,797,479
Operating income	496,511	499,898	492,704	223,414	1,712,527
Net income	252,574	240,873	175,744	1,418,993	2,088,184
Net income attributable to MGM Resorts International	206,412	209,864	148,363	1,387,413	1,952,052
Earnings per share-basic	$0.36	$0.36	$0.26	$2.42	$3.38
Earnings per share-diluted	$0.36	$0.36	$0.26	$2.39	$3.34
2016
Net revenues	$2,215,925	$2,276,100	$2,521,837	$2,464,407	$9,478,269
Operating income	318,218	770,293	707,261	282,427	2,078,199
Net income	93,462	515,736	555,766	70,882	1,235,846
Net income attributable to MGM Resorts International	69,063	475,591	530,125	25,629	1,100,408
Earnings per share-basic	$0.12	$0.84	$0.93	$0.04	$1.94
Earnings per share-diluted	$0.12	$0.83	$0.92	$0.04	$1.92